Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 contract	Sep. 30, 2011 contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	270	167
Pre-Restructured Outstanding	$ 38,039	$ 29,037
Post-Restructured Outstanding	38,179	28,718
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	232	158
Pre-Restructured Outstanding	33,683	27,250
Post-Restructured Outstanding	33,815	26,936
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	14	4
Pre-Restructured Outstanding	3,878	1,563
Post-Restructured Outstanding	3,877	1,555
Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Pre-Restructured Outstanding
Post-Restructured Outstanding
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	23	5
Pre-Restructured Outstanding	466	224
Post-Restructured Outstanding	475	227
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Restructured Outstanding	12
Post-Restructured Outstanding	$ 12